778209

ORIGINAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Joint Survivorship Flexible Premium Variable Life Insurance Policy

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

03021035

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
WRL Series Life Account C, Western Reserve Life Assurance Co. of Ohio

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
570 Carillon Parkway, St. Petersburg, FL 33716	(800) 851-9777 (ext. 6539)
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same	Telephone Number (Including Area Code)

Brief Description of Business
A separate account of Western Reserve Life Assurance Co. of Ohio that issues variable life insurance contracts to accredited investors.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Separate Account
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 01 Year 02 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) OH

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission. 450 Fifth Street. N.W. Washington, D.C 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Western Reserve Life Assurance Co. of Ohio (WRL)

Business or Residence Address (Number and Street, City, State, Zip Code)

570 Carillon Parkway, St. Petersburg, FL 33716

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 100,000/yr.

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)
4333 Edgewood Road, N.E., Cedar Rapids, IA 52499

Name of Associated Broker or Dealer
AFSG Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL]	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD]	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ]	[NM] ☒	[NY]	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☒

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
570 Carillon Parkway, St. Petersburg, FL 33716

Name of Associated Broker or Dealer
InterSecurities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC]	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL]	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD]	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ]	[NM] ☒	[NY]	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☒

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
440 Lincoln Street, Worcester, MA 01605

Name of Associated Broker or Dealer
Allmerica Investments Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL]	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD]	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ]	[NM] ☒	[NY]	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☒

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $________

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
14497 N Dale Mabry, #215, Tampa, FL 33618

Name of Associated Broker or Dealer
Carlton & Associates Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1355 Terrell Mill Rd., Bldg. #1474, Marietta, GA 30067

Name of Associated Broker or Dealer
Consumer Concepts Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2801 Highway 280 S, 4th Flr., Birmingham, AL 35223

Name of Associated Broker or Dealer
Proequities Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $________

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)
13355 Noel Road, #300, Dallas, TX 75240

Name of Associated Broker or Dealer
Rushmore Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4407 Belmont Avenue, Youngstown, OH 44505

Name of Associated Broker or Dealer
WRP Investments Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2090 Marina Avenue, Petaluma, CA 94955-6030

Name of Associated Broker or Dealer
Legacy Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 24777, W Palm Beach, FL 33416

Name of Associated Broker or Dealer
Mutual Service Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1110 Iron Point Road, #100, Folsom, CA 95630-9998

Name of Associated Broker or Dealer
Brecek & Young Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8150 N Central Expressway, #M-1000, Dallas, TX 75206

Name of Associated Broker or Dealer
1st Global Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)
17500 Blondo Street, Suite 400, Omaha, NE 68116

Name of Associated Broker or Dealer
Freedom Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1715 N. Westshore Blvd., 7th Floor, Tampa, FL 33607

Name of Associated Broker or Dealer
Gunnallen Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2361 Campus Drive, #210, Irvine, CA 92612

Name of Associated Broker or Dealer
Brook Street Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)
3017 Douglas Blvd., #250, Roseville, CA 95661

Name of Associated Broker or Dealer
Eplanning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
50 Front Street, Morgan Keegan Tower, Memphis, TN 38103

Name of Associated Broker or Dealer
Morgan Keegan & Company, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1250 Capital of Texas Highway S., #2-125, Austin, TX 78746

Name of Associated Broker or Dealer
NFP Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
10710 Seminole Blvd., Seminole, FL 33778

Name of Associated Broker or Dealer
WealthSource Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
880 Carillon Parkway, St. Petersburg, FL 33716

Name of Associated Broker or Dealer
Raymond James Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $_______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)

56 E. Burlington Avenue, Fairfield, IA 52556

Name of Associated Broker or Dealer

Cambridge Investment Research, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

13355 Noel Road, Suite 1300, One Galleria Tower, Dallas, TX 75240

Name of Associated Broker or Dealer

Cullum & Burks Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1011 Rte. 22 West, Bridgewater, NJ 08807

Name of Associated Broker or Dealer

The Investment Center, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street. City, State. Zip Code)

One American Square, Indianapolis, IN 46282

Name of Associated Broker or Dealer

OneAmerica Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA]	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1839 Lake St. Louis Blvd., Lake St. Louis, MO 63367

Name of Associated Broker or Dealer

First Heartland Capital, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL]	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD]	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ]	[NM] X	[NY]	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify Separate Account Units)	$ Unlimited	$ 600,000.00
Total	$	$

Answer also in Appendix, Column 3. if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is *'none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 600,000.00
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	1	$ 600,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505. enter the information requested for all securities sold by the issuer, to date. in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ N/A
Printing and Engraving Costs	☐	$ N/A
Legal Fees	☐	$ N/A
Accounting Fees	☐	$ N/A
Engineering Fees	☐	$ N/A
Sales Commissions (specify finders' fees separately)	☐	$ N/A
Other Expenses (identify) ______	☐	$ N/A
Total	☐	$ N/A

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $600,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

	Payments to Officers. Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $N/A	☐ $N/A
Purchase of real estate	☐ $N/A	☐ $N/A
Purchase, rental or leasing and installation of machinery and equipment	☐ $N/A	☐ $N/A
Construction or leasing of plant buildings and facilities	☐ $N/A	☐ $N/A
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $N/A	☐ $N/A
Repayment of indebtedness	☐ $N/A	☐ $N/A
Working capital	☐ $N/A	☐ $N/A
Other (specify):	☐ $N/A	☐ $N/A
	☐ $N/A	☐ $N/A
Column Totals	☐ $N/A	☐ $N/A
Total Payments Listed (column totals added)	☐ $N/A	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Separate Account WRL Series Life Account C	[signature]	May 30, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Thomas E. Pierpan	Senior Vice President, General Counsel and Assistant Secretary of WRL	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.)